Accounts receivable	12 Months Ended
Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable
Accounts receivable
Accounts receivable as of December 31, 2014 include unbilled revenue of $52,880 (December 31, 2013 - $45,274) from the Company's regulated utilities. Accounts receivable as of December 31, 2014 are presented net of allowance for doubtful accounts of $7,229 (December 31, 2013 - $8,461).